Financial Risk Management - Additional Information (Detail) t in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) t	Jun. 30, 2024 EUR (€) t	Jun. 30, 2024 GBP (£) t	Jun. 30, 2024 CAD ($) t	Jun. 30, 2024 AUD ($) t	Jun. 30, 2024 USD ($) t	Jun. 30, 2024 CLP ($) t
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 19,326					$ 17,602
Transfer between fair value hierarchy categories	$ 0
Percentage of borrowings exposed to floating interest rate	97.00%	98.00%
Weighted average interest rate payable	USD SOFR +1.40 per cent	USD SOFR +1.54 per cent
Debt instrument variable interest rate spread		1.54%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 58					$ 47
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount			€ 0.01	£ 0.01	$ 0.01	$ 0.01		$ 10
Effect on equity and profit after taxation, due to reasonable possible change in risk		15					$ 17
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net fair value of financial assets and (liabilities)		$ 20					$ 42
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Tonnes of copper exposure | t		314	428	428	428	428	428	428
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 184					$ 299
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		534					532
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 538					$ 538